SHORT-TERM BANK BORROWING AND LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2019
LONG-TERM DEBT
Summary of components of long-term debt

	Thousands of Yen
	2018		2019
	Weighted-		Weighted-
	average		average
	interest	2018	interest	2019
	rate	Balance	rate	Balance
Bank borrowings:
Secured by equity securities, various rates, and various maturities due 2020	0.4%	¥1,566,021	0.4%	¥1,402,127
Unsecured, various rates and various maturities, due 2019 through 2023	0.9%	3,171,581	0.4%	2,827,523
Capital lease obligations, due 2019 through 2023	3.7%	137,941	3.6%	93,249
Zero coupon convertible bonds, due 2019	―	1,209,122	―	1,232,742
		6,084,665		5,555,641
Less: current portion		977,270		2,194,592
		¥5,107,395		¥3,361,049

Schedule of aggregate annual maturities of long-term debt

Years ending
March 31,	Thousands of Yen
2020	¥2,194,592
2021	2,824,931
2022	339,707
2023	155,628
2024	40,783
¥5,555,641

Schedule of borrowing from a bank and common stock of subsidiary in the US pledged as security

Thousands of Yen	2018 Balance	2019 Balance
Borrowing from a bank	1,561,761	1,402,127
Common stock of subsidiary in the U.S.	5,867,416	6,977,016